INTANGIBLE ASSETS, NET (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Net [Abstract]
Less: accumulated amortization		$ (122,696)	$ (44,036)
Intangible assets, net		775,603	5,504
Proceeds from disposal of intangible assets	$ 1,245,619		1,245,619
Gain (loss) on disposal of intangible assets	$ 639,792		639,792
Amortization expense		76,666	212,976	$ 138,870
Copy rights
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets, gross		814,217
Software
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets, gross		$ 84,082	$ 49,540